Net Income per Unit (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Net Income per Unit, Basic and Diluted
A reconciliation of the numerators and denominators of the basic and diluted per unit computations is as follows:

	Year Ended December 31,
	2023	2022	2021
Net Income and comprehensive income	$394	$475	$524
Less:
Incentive distribution rights	77	72	71
Distributions on unvested phantom unit awards	6	6	7
Common unitholders’ interest in net income	$311	$397	$446
Weighted average common units outstanding:
Basic	84,081,083	83,755,378	83,369,534
Dilutive effect of unvested phantom unit awards	1,012,414	1,048,320	1,068,742
Diluted	85,093,497	84,803,698	84,438,276
Net income per common unit:
Basic	$3.70	$4.74	$5.35
Diluted	$3.65	$4.68	$5.28